Share-Based Compensation Plans - SARs (Details) - Tradeweb Markets LLC - Predecessor - SARs - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of SARS
Outstanding, beginning of period	2,886.1	6,315.5
Forfeited		(91)
Exercised	(2,886.1)	(3,338.4)
Outstanding, end of period	0	2,886.1
Weighted Average Exercise Price of SARs
Outstanding, beginning of period	$ 17,344	$ 16,839
Forfeited		17,280
Exercised	17,344	16,389
Outstanding, end of period	$ 0	$ 17,344